Note 15 - Commitments (Tables)	12 Months Ended
Mar. 31, 2025
Statement Line Items [Line Items]
Disclosure of flow through liability [text block]
	March 31, 2025	March 31, 2024	March 31, 2023

Balance, opening	$11,666	$-	$-
Addition	1,900,762	20,143	977,534
Recovery of flow-through premium liability	(120,902)	(8,477)	(977,534)

Balance, closing	$1,791,526	$11,666	$-